Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
USFS FUNDS LIMITED DURATION GOVERNMENT FUND (Prospectus Summary) | USFS FUNDS LIMITED DURATION GOVERNMENT FUND | USFS FUNDS LIMITED DURATION GOVERNMENT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USLDX
USFS FUNDS TACTICAL ASSET ALLOCATION FUND (Prospectus Summary) | USFS FUNDS TACTICAL ASSET ALLOCATION FUND | USFS FUNDS TACTICAL ASSET ALLOCATION FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USFSX